Segment and geographic information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment and geographic information
Segment and geographic information

11. Segment and geographic information

        We revised our reportable business segments during the fourth quarter of 2011 subsequent to our acquisition of the Partnership. The new operating segments are Northeast, Northwest, Southeast, Southwest and Un-allocated Corporate. Financial results for the three months ended March 31, 2012 and 2011 have been presented to reflect the change in operating segments. We revised our segments to align with changes in management's resource allocation and assessment of performance. These changes reflect our current operating focus. The segment classified as Un-allocated Corporate includes activities that support the executive offices, capital structure and costs of being a public registrant. These costs are not allocated to the operating segments when determining segment profit or loss.

        We analyze the performance of our operating segments based on Project Adjusted EBITDA which is defined as project income plus interest, taxes, depreciation and amortization (including non-cash impairment charges) and changes in fair value of derivative instruments. Project Adjusted EBITDA is not a measure recognized under GAAP and does not have a standardized meaning prescribed by GAAP and is therefore unlikely to be comparable to similar measures presented by other companies. We use Project Adjusted EBITDA to provide comparative information about project performance without considering how projects are capitalized or whether they contain derivative contracts that are required to be recorded at fair value. A reconciliation of project income to Project Adjusted EBITDA is included in the tables below.

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2012:
Operating revenues	$66,926	$41,751	$15,300	$42,696	$937	$167,610
Segment assets	1,198,652	431,046	825,138	940,675	80,199	3,475,710
Project Adjusted EBITDA	$42,398	$21,674	$13,439	$18,764	$(3,424)	$92,851
Change in fair value of derivative instruments	58,016	406	—	—	—	58,422
Depreciation and amortization	17,447	9,372	10,426	12,657	43	49,945
Interest, net	4,738	169	1,096	2,808	57	8,868
Other project (income) expense	242	14	7	82	(79)	266

Project (loss) income	(38,045)	11,713	1,910	3,217	(3,445)	(24,650)
Administration	—	—	—	—	7,833	7,833
Interest, net	—	—	—	—	22,036	22,036
Foreign exchange loss	—	—	—	—	986	986

Loss from operations before income taxes	(38,045)	11,713	1,910	3,217	(34,300)	(55,505)
Income tax expense (benefit)	—	—	—	—	(16,291)	(16,291)

Net income (loss)	$(38,045)	$11,713	$1,910	$3,217	$(18,009)	$(39,214)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2011:
Operating revenues	$4,547	$41,426	$—	$7,644	$48	$53,665
Segment assets	288,774	360,763	47,156	226,542	84,566	1,007,801
Project Adjusted EBITDA	$7,488	$19,588	$866	$8,501	$(450)	$35,993
Change in fair value of derivative instruments	490	(3,274)	—	—	—	(2,784)
Depreciation and amortization	4,596	9,434	439	2,961	7	17,437
Interest, net	2,434	309	370	3,089	38	6,240
Other project (income) expense	200	31	—	—	—	231

Project income	(232)	13,088	57	2,451	(495)	14,869
Administration	—	—	—	—	4,054	4,054
Interest, net	—	—	—	—	3,968	3,968
Foreign exchange loss	—	—	—	—	(658)	(658)

Income from operations before income taxes	(232)	13,088	57	2,451	(7,859)	7,505
Income tax expense	—	—	—	—	1,523	1,523

Net income (loss)	$(232)	$13,088	$57	$2,451	$(9,382)	$5,982

        The table below provides information, by country, about our consolidated operations for the three months ended March 31, 2012 and 2011. Revenue is recorded in the country in which it is earned and assets are recorded in the country in which they are located.

	Revenue		Property, Plant and Equipment, net
	2012	2011	2012	2011
United States	$104,325	$53,665	$972,213	$284,018
Canada	63,285	—	577,413	—

Total	$167,610	$53,665	$1,549,626	$284,018

        Progress Energy Florida ("PEF") and the Ontario Electricity Financial Corp ("OEFC") provided 40.1% and 28.5%, respectively, of total consolidated revenues for the three months ended March 31, 2012. PEF and the California Independent System Operator ("CAISO") provided 71.7% and 14.2%, respectively, of total consolidated revenues for the three months ended March 31, 2011. PEF purchases electricity from the Auburndale and Lake projects in the Southeast segment, OEFC purchases electricity from the Calstock, Kapuskasing, Nipigon, North Bay and Tunis projects in the Northeast segment and the CAISO makes payments to Path 15 in the Southwest segment.

19. Segment and geographic information

        We revised our reportable business segments during the fourth quarter of 2011subsequent to our acquisition of the Partnership. The new operating segments are Northeast, Northwest, Southeast and Southwest. Financial results for the years ended December 31, 2010 and 2009 have been presented to reflect the change in operating segments. We revised our segments to align with changes in management's resource allocation and assessment of performance. These changes reflect our current operating focus. The segment classified as Un-allocated Corporate includes activities that support the executive offices, capital structure and costs of being a public registrant. These costs are not allocated to the operating segments when determining segment profit or loss.

        We analyze the performance of our operating segments based on Project Adjusted EBITDA which is defined as project income plus interest, taxes, depreciation and amortization (including non-cash impairment charges) and changes in fair value of derivative instruments. Project Adjusted EBITDA is not a measure recognized under GAAP and does not have a standardized meaning prescribed by GAAP and is therefore unlikely to be comparable to similar measures presented by other companies. We use Project Adjusted EBITDA to provide comparative information about project performance without considering how projects are capitalized or whether they contain derivative contracts that are required to be recorded at fair value. A reconciliation of project income to Project Adjusted EBITDA is included in the table below.

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2011:
Operating revenues	$58,201	$160,911	$8,982	$55,501	$1,300	$284,895
Segment assets	1,153,627	428,996	798,475	743,574	123,755	3,248,427
Goodwill	135,268	—	138,263	66,520	3,535	343,586
Capital expenditures	965	113,826	65	169	82	115,107
Project Adjusted EBITDA	$59,299	$79,445	$11,363	$37,717	$(2,546)	$185,278
Change in fair value of derivative instruments	3,624	22,031	—	—	(321)	25,334
Depreciation and amortization	30,818	37,627	9,554	17,495	70	95,564
Interest, net	11,512	1,022	2,877	12,538	41	27,990
Other project (income) expense	2,406	67	(206)	26	118	2,411

Project income	10,939	18,698	(862)	7,658	(2,454)	33,979
Administration	—	—	—	—	38,108	38,108
Interest, net	—	—	—	—	25,998	25,998
Foreign exchange loss	—	—	—	—	13,838	13,838

Loss from operations before income taxes	10,939	18,698	(862)	7,658	(80,398)	(43,965)
Income tax expense (benefit)	—	—	—	—	(8,324)	(8,324)

Net income (loss)	$10,939	$18,698	$(862)	$7,658	$(72,074)	$(35,641)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2010:
Operating revenues	$596	$163,205	$—	$30,318	$1,137	$195,256
Segment assets	285,711	342,608	47,687	222,437	114,569	1,013,012
Goodwill	—	—	—	8,918	3,535	12,453
Capital expenditures	123	46,397	—	—	175	46,695
Project Adjusted EBITDA	$36,030	$78,245	$736	$37,867	$(294)	$152,584
Change in fair value of derivative instruments	3,470	14,173	—	—	—	17,643
Depreciation and amortization	15,653	37,630	364	12,100	44	65,791
Interest, net	8,321	1,611	(1)	13,700	(3)	23,628
Other project (income) expense	1,592	135	47	2,080	(211)	3,643

Project income	6,994	24,696	326	9,987	(124)	41,879
Administration	—	—	—	—	16,149	16,149
Interest, net	—	—	—	—	11,701	11,701
Foreign exchange gain	—	—	—	—	(1,014)	(1,014)
Other income, net	—	—	—	—	(26)	(26)

Income from operations before income taxes	6,994	24,696	326	9,987	(26,934)	15,069
Income tax expense (benefit)	—	—	—	—	18,924	18,924

Net income (loss)	$6,994	$24,696	$326	$9,987	$(45,858)	$(3,855)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2009:
Operating revenues	$—	$148,517	$—	$31,000	$—	$179,517
Segment assets	199,959	327,844	7,003	232,179	102,591	869,576
Goodwill	—	—	—	8,918	—	8,918
Capital expenditures	—	1,954	—	—	62	2,016
Project Adjusted EBITDA	$32,435	$75,265	$822	$35,891	$(234)	$144,179
Change in fair value of derivative instruments	(1,569)	6,616	—	—	—	5,047
Depreciation and amortization	14,286	41,014	365	11,964	14	67,643
Interest, net	10,450	6,084	(1)	14,960	18	31,511
Other project (income) expense	6,672	(15,788)	—	679	—	(8,437)

Project income	2,596	37,339	458	8,288	(266)	48,415
Administration	—	—	—	—	26,028	26,028
Interest, net	—	—	—	—	55,698	55,698
Foreign exchange loss	—	—	—	—	20,506	20,506
Other expense, net	—	—	—	—	362	362

Loss from operations before income taxes	2,596	37,339	458	8,288	(102,860)	(54,179)
Income tax expense (benefit)	—	—	—	—	(15,693)	(15,693)

Net income (loss)	$2,596	$37,339	$458	$8,288	$(87,167)	$(38,486)

        The table below provides information, by country, about our consolidated operations for each of the years ended December 31, 2011, 2010 and 2009 and as of December 31, 2011 and 2010, respectively. Revenue is recorded in the country in which it is earned and assets are recorded in the country in which they are located.

	Revenue			Property, Plant & Equipment, net
	2011	2010	2009	2011	2010
United States	$249,109	$195,256	$179,517	$816,744	$271,830
Canada	35,786	—	—	571,510	—

Total	$284,895	$195,256	$179,517	$1,388,254	$271,830

        Progress Energy Florida ("PEF") and the California Independent System Operator ("CAISO") provide for 52.0% and 10.6%, respectively, of total consolidated revenues for the year ended December 31, 2011, 78.0% and 15.9%, respectively, of total consolidated revenues for the year ended December 31, 2010 and 71.1% and 17.3%, respectively, of total consolidated revenues for the year ended December 31, 2009. PEF purchases electricity from the Auburndale and Lake projects in the Southeast segment, and the CAISO makes payments to Path 15 in the Southwest segment.